Other Information by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [abstract]
Summary of Breakdown of Selling and Marketing, Research and Development and General and Administrative Expenses by Nature

The breakdown of the Selling and marketing, Research and development and General and administrative expenses by nature is as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Personnel	73,340	63,939	64,543
Other costs and incomes	64,003	71,195	71,164
Depreciation and amortization	12,860	13,780	11,273
Expected credit losses	65	682	(760)
Total expenses	150,268	149,596	146,220

Summary of Breakdown of Depreciation and Amortization and Impairment of Property, Plant and Equipment

Depreciation and amortization and impairment of property, plant and equipment (PPE) can be broken down as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Cost of sales	67,792	64,700	53,550
Selling and marketing expenses	592	700	722
Research and development expenses	3,391	4,754	3,468
General and administrative expenses	8,877	8,326	7,082
Total depreciation & amortization and impairment of PPE	80,652	78,480	64,822